FINANCE LEASE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE LEASE PAYABLES
Schedule of future minimum lease payments under finance leases and their present values

	Minimum lease	Present value of minimum
	payments	lease payments
	December 31,	December 31,
	2018	2018
Amounts payable:
Within one year	2,518,653	2,328,358
In the second year	1,161,490	1,075,050
In the third to fifth years, inclusive	707,716	664,889
After five years	13,238	12,973

Total minimum finance lease payments	4,401,097	4,081,270

Future finance charges	(319,827)

Total net finance lease payables (Note 18)	4,081,270

Portion classified as current liabilities (Note 18)	(2,328,358)

Non-current portion	1,752,912